Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (A)	69,045	$ 9,748,464
Moderna, Inc. (A)	174,169	22,807,430

		32,555,894

Entertainment - 5.7%
Netflix, Inc. (A)	55,893	29,157,142
ROBLOX Corp., Class A (A)	229,863	14,902,018
Spotify Technology SA (A)	430,689	115,403,118

		159,462,278

Health Care Equipment & Supplies - 5.2%
DexCom, Inc. (A)	121,788	43,769,390
Intuitive Surgical, Inc. (A)	139,762	103,275,732

		147,045,122

Health Care Providers & Services - 1.0%
Guardant Health, Inc. (A)	185,828	28,366,644

Health Care Technology - 3.6%
Veeva Systems, Inc., Class A (A)	385,304	100,656,817

Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc., Class A (A)	101,946	19,159,731

Interactive Media & Services - 15.9%
Facebook, Inc., Class A (A)	141,169	41,578,506
Pinterest, Inc., Class A (A)	1,014,829	75,127,791
Snap, Inc., Class A (A) (B)	2,361,043	123,458,938
Twitter, Inc. (A)	2,214,835	140,929,951
Zillow Group, Inc., Class C (A) (B)	526,385	68,240,551

		449,335,737

Internet & Direct Marketing Retail - 9.7%
Amazon.com, Inc. (A)	49,659	153,648,919
Chewy, Inc., Class A (A) (B)	292,237	24,755,396
DoorDash, Inc., Class A (A)	317,393	41,619,744
Wayfair, Inc., Class A (A) (B)	170,498	53,664,246

		273,688,305

IT Services - 23.0%
Adyen NV (A) (C)	13,649	30,467,768
Fastly, Inc., Class A (A) (B)	293,583	19,752,264
MongoDB, Inc. (A)	100,228	26,803,974
Okta, Inc. (A)	340,419	75,038,560
Shopify, Inc., Class A (A)	128,564	142,256,066
Snowflake, Inc., Class A (A)	441,390	101,201,899
Square, Inc., Class A (A)	660,892	150,055,529
Twilio, Inc., Class A (A)	302,217	102,983,465

		648,559,525

Life Sciences Tools & Services - 2.0%
10X Genomics, Inc., Class A (A)	162,570	29,425,170
Illumina, Inc. (A)	69,143	26,555,061

		55,980,231

Metals & Mining - 0.3%
Royal Gold, Inc.	76,049	8,184,393

Oil, Gas & Consumable Fuels - 0.6%
Texas Pacific Land Corp. (B)	11,371	18,073,409

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.3%
Royalty Pharma PLC, Class A (B)	1,490,089	$ 64,997,682

Road & Rail - 5.1%
Uber Technologies, Inc. (A)	2,649,914	144,446,812

Semiconductors & Semiconductor Equipment - 1.6%
NVIDIA Corp.	83,557	44,613,589

Software - 12.4%
Cloudflare, Inc., Class A (A)	603,361	42,392,144
Coupa Software, Inc. (A) (B)	208,586	53,080,965
Datadog, Inc., Class A (A)	528,834	44,073,026
DocuSign, Inc. (A)	134,529	27,235,396
Trade Desk, Inc., Class A (A)	63,469	41,360,208
Unity Software, Inc. (A)	148,470	14,893,026
Zoom Video Communications, Inc., Class A (A)	390,603	125,496,838

		348,531,603

Specialty Retail - 2.8%
Carvana Co. (A) (B)	300,425	78,831,520

Total Common Stocks (Cost $1,678,803,466)		2,622,489,292

OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (D)	44,521,157	44,521,157

Total Other Investment Company (Cost $44,521,157)		44,521,157

	Principal	Value
REPURCHASE AGREEMENT - 6.3%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2021, to be repurchased at $177,705,783 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $181,259,974.	$ 177,705,783	177,705,783

Total Repurchase Agreement (Cost $177,705,783)		177,705,783

Total Investments Excluding Options Purchased (Cost $1,901,030,406)		2,844,716,232
Total Options Purchased - 0.1% (Cost $15,894,770)		4,605,919

Total Investments (Cost $1,916,925,176)		2,849,322,151
Net Other Assets (Liabilities) - (1.1)%		(32,139,157)

Net Assets - 100.0%		$ 2,817,182,994

Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Put - USD vs. CNH	GSI	USD	7.57	03/30/2022	USD 547,614,990	$2,720,039	$2,102,294
Put - USD vs. CNH	BNP	USD	7.45	01/06/2022	USD 563,334,228	3,007,067	1,674,793
Put - USD vs. CNH	BNP	USD	7.64	11/11/2021	USD 483,389,821	2,625,123	642,908
Put - USD vs. CNH	BNP	USD	7.99	09/10/2021	USD 425,939,327	2,579,311	121,393
Put - USD vs. CNH	RBS	USD	8.06	07/23/2021	USD 511,693,474	2,714,022	63,450
Put - USD vs. CNH	RBS	USD	8.48	05/28/2021	USD 360,276,839	2,249,208	1,081

Total						$15,894,770	$4,605,919

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,592,021,524	$30,467,768	$—	$2,622,489,292
Other Investment Company	44,521,157	—	—	44,521,157
Repurchase Agreement	—	177,705,783	—	177,705,783
Over-the-Counter Foreign Exchange Options Purchased	—	4,605,919	—	4,605,919

Total Investments	$2,636,542,681	$212,779,470	$—	$2,849,322,151

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $346,426,456, collateralized by cash collateral of $44,521,157 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $309,033,603. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of the 144A security is $30,467,768, representing 1.1% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
GSI	Goldman Sachs International
RBS	Royal Bank of Scotland PLC

Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Capital Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 3